Concentration of Revenues and Cost of Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Concentration of Revenues and Cost of Revenue [Abstract]
Schedule of Concentration of Major Customers and Suppliers

Concentration of major customers and suppliers:

	For the six months ended June 30,
	2024		2025
Major customer representing more than 10% of the Company’s revenues
Customer A	$14,370,553	36.50%	$12,873,417	55.52%
Total Revenues	$14,370,553	36.50%	$12,873,417	55.52%

Revenues from the Company’s major customer accounted for 36.50% and 55.52% of total revenues balances for the six months ended June 30, 2024 and 2025, respectively.

	As of December 31,		As of June 30,
	2024		2025
Major customer of the Company’s accounts receivable
Company A	$5,865,781	45.42%	$2,755,448	51.24%
Total	$5,865,781	45.42%	$2,755,448	51.24%

Accounts receivable from the Company’s major customer accounted for 45.42% and 51.24% of total accounts receivable balances as of December 31, 2024 and June 30, 2025, respectively.

	For the six months ended June 30,
	2024		2025
Major suppliers representing more than 10% of the Company’s cost of revenue
Supplier A	$3,931,179	10.31%	$2,931,950	12.76%
Supplier B	5,600,907	14.69%	4,418,879	19.23%
Total Cost of Revenue	$9,532,086	25.00%	$7,350,829	31.99%

Cost of revenue from the Company’s major suppliers accounted for 25.00% and 31.99% of total cost of revenue balances for the six months ended June 30, 2024 and 2025, respectively.

	As of December 31,		As of June 30,
	2024		2025
Major suppliers of the Company’s accounts payable
Supplier A	$2,084,994	18.09%	$948,761	23.41%
Supplier B	1,156,233	10.03%	694,418	17.13%
Total	$3,241,227	28.12%	$1,643,179	40.54%